Investment Risks - ProShares Ultra SK hynix	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal RisksNewly listed ADRs are often subject to price volatility and speculative trading during and for a period of time after the initial listing. Trading prices of SKHY’s ADRs may experience significant volatility. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●SKHY Investing Risk – The Fund’s performance depends on the performance of SKHY. Investments in SKHY and consequently investments in the Fund involve a high degree of risk. The price of SKHY can be affected by a number of factors.For example, SK hynix Inc. operates in the highly competitivememory semiconductor industry, which is subject to cyclical fluctuations, including recurring periods of oversupply, which may result in volatility in SK hynix Inc.’s operating results. SK hynix Inc.’s future long-term growth significantly depends on its ability to increase production capacity, and its revenue and profitability may decline if SK hynix Inc. is unable to obtain adequate supplies of raw materials, purified water, electricity and equipment in a timely manner and at reasonable prices. SK hynix Inc. is highly susceptible to potential manufacturing issues due to the complexity of memory semiconductor production, and its long-term profitability depends on its ability to respond to rapid technological changes in the manufacturing process in a timely and cost-effective manner. SK hynix Inc.’s success depends on its ability to anticipate and respond to continually and rapidly evolving customer requirements and industry trends in the information and technology and consumer electronics industries. If demand exceeds available supply, SK hynix Inc. may be required to allocate its finite supply among, which could damage customer relationships and increase political, legal and regulatory scrutiny. A slowdown in demand from AI infrastructure investment, or any significant decrease in order levels from SK hynix Inc.’s select group of key customers in the United States and China, could negatively affect its business.SK hynix Inc. is also subject to risks from anti-dumping duties, safeguard duties, countervailing duties, quotas, tariffs,exchange rate fluctuations, unsuccessful investments or acquisitions, intellectual property disputes, product defects, incompatibilities, or failures to meet customer specifications, cybersecurity breaches, systems failures, interruptions, delays in service, catastrophic events, and uncertainties associated with the use and evolution of AI. Sanctions against SK hynix Inc. or other memory semiconductor producers for anti-competitive practices, work stoppages or other labor-related issues, deterioration in economic conditions in Korea, or escalations in tensions with North Korea could adversely affect SK hynix Inc.’s operations,business or market value. As a foreign private issuer, SK hynix Inc. is not subject to certain corporate governance rules applicable to U.S. listed companies. Any of these factors may materially and adversely impact the price of SK hynix Inc., increase the volatility of an investment in SK hynix Inc. and have a negative impact on the performance of the Fund. Any of these factors may materially and adversely impact the price of SKHY, increase the volatility of an investment in SKHY and have a negative impact on the performance of the Fund.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of the return and volatility (how much the value of SKHY moves up and down from day-to-day) of SKHY on your holding period return. The volatility of SKHY has a negative impact on Fund returns. During periods of higher volatility, the volatilityof SKHY may affect the Fund’s returns as much as or more than the return of SKHY.The following table illustrates the impact of the volatility and return of SKHY on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller gains or losses and higher volatility in SKHY. Your return will tend to be better than the Daily Target when there are larger gains or losses and lower volatility in SKHY. You may lose money when the return of SKHY is flat (i.e., close to zero) and you may lose money when SKHY falls. The table uses hypothetical annualized volatility and returns of SKHY to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return of SKHY for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of SKHY. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual return of SKHY were -30%. However, as the table shows, with a one-year return of SKHY of -30% and an annualized volatility of SKHY of 225%, the Fund could be expected to return -76.7%.The annualized historical volatility rate for SK hynix Inc. for the five-year period ended May 31, 2026 was 49.85%. The highest May to May volatility rate for SK hynix Inc. during the five-year period ended May 31, 2026 was 69.82% (May 31, 2026). The annualized total return performance of SK hynix Inc. for the five-year period ended May 31, 2026 was 71.06%. Historical volatility and performance of SK hynix Inc. are not indications of what SK hynix Inc.’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of SK hynix Inc.’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of SKHY. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to SKHY is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to SKHY that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s ability to obtain exposure to SKHY consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. There is a heightened risk that the Fund will be unable to obtain exposure to SKHY consistent with its investment objective immediately following the initial listing of U.S.-listed ADRs based on SKHY and for a period of time thereafter. Any disruption in the Fund’s ability to obtain leveraged exposure to SKHY will cause the Fund’s performance to deviate from its investment objective.
Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if SKHY has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like SKHY. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. The Fund may be unable to find counterparties willing to enter into swap agreements during periods of volatility in the price of SKHY or other market conditions that may exist immediately following the initial listing of U.S.-listed ADRs based on SKHY and for a period of time thereafter. When the Fund invests in swaps that use SKHY as the reference asset, the Fund will be subject to the risks of SKHY.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. The Fund may have exposure to a single counterparty or a small number of counterparties which increases the risk that the Fund’s performance will decline based on the credit of a single counterparty and that the Fund will be unable to obtain leveraged exposure consistent with its investment objective if one counterparty fails to meet its contractual obligations.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — The market for SKHY is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of SKHY. During such periods of illiquidity, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, change its investment objective, reduce its exposure or close.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like SKHY and other instruments correlated with SKHY may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Foreign-EM Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Investment Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which SKHY operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2026, SKHY is included in the semiconductors & semiconductor equipment industry group.
Semiconductor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2026, SK hynix had a significant portion of its value in South Korea.
South Korean Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○South Korea Investments Risk – Investments in securities of issuers in South Korea involve risks including certain legal, regulatory, political and economic risks, economic dependency on trade and economic conditions in other countries, and potential hostilities with North Korea.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., SKHY) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of SKHY should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to SKHY until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of SKHY.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of SKHY. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of SKHY, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly.Shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. These risks may be heightened immediately the initial listing of U.S.-listed ADRs based on SKHY and for a period of time thereafter.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on SKHY shares. A halt in trading of SKHY is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.